Subordinated liabilities - Disclosure of subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities, opening balance	£ 38,253	£ 32,185
Issuances	5,986	15,381	£ 9,099
Redemptions	(7,431)	(8,367)
Other	(905)	(946)
Subordinated liabilities, closing balance	35,903	38,253	£ 32,185
Total subordinated liabilities	£ 36,482	£ 38,774